Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012	$ 1,500		$ 23,683	$ 25,183
Balance, Shares at Dec. 31, 2012	15,000,000
Net income			112,992	112,992
Balance at Dec. 31, 2013	$ 1,500		136,675	138,175
Balance, Shares at Dec. 31, 2013	15,000,000
Net income			(95,084)	(95,084)
Balance at Dec. 31, 2014	$ 1,500		$ 41,591	43,091
Balance, Shares at Dec. 31, 2014	15,000,000
Net income				23,142
Balance at Sep. 30, 2015				$ 66,234